Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Credit Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk

Accounts and notes receivable from third parties concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Company A	174,620	55%	221,614	52%
Company B	109,585	35%	164,518	38%

Accounts receivable from a related party concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Xiaomi	707,947	100%	609,094	100%

Other receivables from related parties concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Xiaomi	23,944	100%	88,038	100%

Revenue Concentration Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk
	Year ended December 31,
	2018		2019		2020
	RMB		RMB		RMB
Xiaomi	1,311,852	51%	2,112,170	45%	2,889,441	50%